UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23968
Virtus Managed Account Completion Shares (MACS) Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2025

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Virtus Newfleet ABS MACS
VMADX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet ABS MACS (“Fund”) for the period of February 5, 2025 (inception) to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet ABS MACS	$0	0.01%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$38,208
Total number of portfolio holdings	105
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Asset-Backed Securities	100%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/completion-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8662
Virtus Newfleet ABS MACS
Virtus Newfleet CMBS MACS
VMAEX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet CMBS MACS (“Fund”) for the period of February 5, 2025 (inception) to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet CMBS MACS	$0	0.01%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$20,804
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	27%
Asset Allocation(1)
Mortgage-Backed Securities	90%
Asset-Backed Securities	10%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/completion-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8663
Virtus Newfleet CMBS MACS
Virtus Newfleet Floating Rate MACS
VMAFX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet Floating Rate MACS (“Fund”) for the period of February 5, 2025 (inception) to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Floating Rate MACS	$1	0.03%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$21,211
Total number of portfolio holdings	132
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	37%
Asset Allocation(1)
Leveraged Loans		96%
Health Care	10%
Media / Telecom - Cable/Wireless Video	10%
Service	8%
Food / Tobacco	7%
Manufacturing	7%
Information Technology	7%
Financials	7%
All other Leveraged Loans	40%
Exchange-Traded Fund		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/completion-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8664
Virtus Newfleet Floating Rate MACS
Virtus Newfleet High Yield MACS
VMAHX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet High Yield MACS (“Fund”) for the period of February 5, 2025 (inception) to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield MACS	$0	0.01%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$21,884
Total number of portfolio holdings	130
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	20%
Asset Allocation(1)
Corporate Bonds and Notes		99%
Financials	26%
Energy	14%
Communication Services	12%
All other Corporate Bonds and Notes	47%
Preferred Stock		1%
Total		100%
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/completion-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8665
Virtus Newfleet High Yield MACS
Virtus Newfleet RMBS MACS
VMAJX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet RMBS MACS (“Fund”) for the period of February 5, 2025 (inception) to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet RMBS MACS	$0	0.01%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$47,016
Total number of portfolio holdings	104
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Mortgage-Backed Securities	95%
Asset-Backed Securities	5%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/completion-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8666
Virtus Newfleet RMBS MACS
Virtus Seix High Yield MACS
VMAKX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Seix High Yield MACS (“Fund”) for the period of February 5, 2025 (inception) to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield MACS	$0	0.01%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$5,054
Total number of portfolio holdings	102
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Corporate Bonds and Notes		100%
Financials	20%
Industrials	20%
Consumer Discretionary	17%
Materials	8%
Information Technology	7%
Communication Services	7%
Energy	7%
All other Corporate Bonds and Notes	14%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/completion-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8667
Virtus Seix High Yield MACS
Virtus Stone Harbor EMD MACS
VMALX
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Virtus Stone Harbor EMD MACS (“Fund”) for the period of February 5, 2025 (inception) to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor EMD MACS	$0	0.01%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$5,108
Total number of portfolio holdings	111
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Corporate Bonds and Notes		96%
Financial & Lease	17%
Electric	16%
Exploration & Production	15%
Wireless	9%
Metals, Mining & Steel	6%
Industrial Other	4%
Refining	4%
Chemicals	4%
Gaming	3%
Technology	3%
All other Corporate Bonds and Notes	15%
Foreign Government Securities		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/completion-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8668
Virtus Stone Harbor EMD MACS

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that each of Donald C. Burke and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $240,712 for 2025 and $0 for 2024.

The funds were launched in 2025 and therefore did not incur audit fees in 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

The funds were launched in 2025 and therefore did not incur audit fees in 2024.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2025 and $0 for 2024.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

The funds were launched in 2025 and therefore did not incur audit fees in 2024.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

The funds were launched in 2025 and therefore did not incur audit fees in 2024.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Managed Account Completion Shares (MACS) Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

The funds were launched in 2025 and therefore did not incur audit fees in 2024.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Refer to Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (annual) financial statements and financial highlights are as follows:

ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS MANAGED ACCOUNT COMPLETION
SHARES (MACS) TRUST

June 30, 2025
Virtus Newfleet ABS MACS
Virtus Newfleet CMBS MACS
Virtus Newfleet Floating Rate MACS
Virtus Newfleet High Yield MACS
Virtus Newfleet RMBS MACS
Virtus Seix High Yield MACS
Virtus Stone Harbor EMD MACS

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2025
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Commercial Mortgage-Backed Securities (“CMBS”)
Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index..
Joint Stock Company (“JSC”)
A joint stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
Mortgage-Backed Securities (“MBS”)
Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Public Limited Company (“plc”)
A public limited company is a type of public company allowed to offer its shares to the public and is listed on a stock exchange. This designation is used in the United Kingdom.
Secured Overnight Financing Rate (“SOFR”)
The Secured Overnight Financing Rate is a benchmark interest rate for dollar-denominated derivatives and loans that is replacing the LIBOR.

Newfleet ABS MACS
SCHEDULE OF INVESTMENTS
June 30, 2025
($ reported in thousands)
	Par Value	Value
Asset-Backed Securities—97.1%
Automobiles—46.6%
ACM Auto Trust 2025-2A, A 144A 5.550%, 6/20/28(1)	$ 926	$ 927
American Credit Acceptance Receivables Trust
2022-1, D 144A 2.460%, 3/13/28(1)	8	8
2025-1, C 144A 5.090%, 8/12/31(1)	1,025	1,034
Arivo Acceptance Auto Loan Receivables Trust
2022-2A, A 144A 6.900%, 1/16/29(1)	83	84
2024-1A, B 144A 6.870%, 6/17/30(1)	335	343
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	285	282
(AESOP) 2022-5A, A 144A 6.120%, 4/20/27(1)	42	42
BOF URSA VI Funding Trust I 2023-CAR2, A2 144A 5.542%, 10/27/31(1)	35	35
Bridgecrest Lending Auto Securitization Trust 2025-1, C 5.150%, 12/17/29	700	703
Carvana Auto Receivables Trust
2021-N2, C 1.070%, 3/10/28	8	8
2021-N3, D 1.580%, 6/12/28	100	96
2021-P3, B 1.420%, 8/10/27	660	635
2022-N1, C 144A 3.320%, 12/11/28(1)	34	33
2023-N4, C 144A 6.590%, 2/11/30(1)	930	958
2024-N1, B 144A 5.630%, 5/10/30(1)	300	304
Consumer Portfolio Services Auto Trust 2025-A, C 144A 5.250%, 4/15/31(1)	650	657
CPS Auto Receivables Trust 2024-A, C 144A 5.740%, 4/15/30(1)	60	61
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(1)	229	232
DT Auto Owner Trust 2023-1A, D 144A 6.440%, 11/15/28(1)	286	291
Exeter Automobile Receivables Trust
2023-2A, B 5.610%, 9/15/27	8	8
2023-3A, D 6.680%, 4/16/29	272	278
	Par Value	Value
Automobiles—continued
2024-5A, B 4.480%, 4/16/29	$ 65	$ 65
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	252	254
First Investors Auto Owner Trust 2022-1A, C 144A 3.130%, 5/15/28(1)	740	735
GLS Auto Receivables Issuer Trust
2022-2A, D 144A 6.150%, 4/17/28(1)	340	343
2024-2A, C 144A 6.030%, 2/15/30(1)	590	601
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	1,000	995
2023-4A, C 144A 6.760%, 3/15/29(1)	62	64
2025-1A, D 144A 5.520%, 5/17/32(1)	495	502
Lendbuzz Securitization Trust
2022-1A, A 144A 4.220%, 5/17/27(1)	187	186
2024-2A, A2 144A 5.990%, 5/15/29(1)	323	325
2024-3A, B 144A 5.030%, 11/15/30(1)	260	262
2025-1A, A2 144A 5.100%, 10/15/30(1)	675	677
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(1)	341	344
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(1)	130	131
SAFCO Auto Receivables Trust 2024-1A, B 144A 6.310%, 11/20/28(1)	235	236
Tricolor Auto Securitization Trust 2024-2A, C 144A 6.930%, 4/17/28(1)	700	709
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(1)	88	89
United Auto Credit Securitization Trust
2022-2, D 144A 6.840%, 1/10/28(1)	1,110	1,106
2024-1, C 144A 7.060%, 10/10/29(1)	235	237
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	270	273
Veros Auto Receivables Trust
2024-1, C 144A 7.570%, 12/15/28(1)	235	242
2025-1, B 144A 5.540%, 7/16/29(1)	1,000	1,008
Westlake Automobile Receivables Trust
2024-1A, B 144A 5.550%, 11/15/27(1)	623	626
	Par Value	Value
Automobiles—continued
2024-2A, B 144A 5.620%, 3/15/30(1)	$ 780	$ 788
		17,817

Consumer Loans—5.0%
ACHV ABS Trust 2024-1PL, A 144A 5.900%, 4/25/31(1)	89	89
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(1)	789	792
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	696	680
Reach ABS Trust
2024-1A, B 144A 6.290%, 2/18/31(1)	285	288
2025-1A, A 144A 4.960%, 8/16/32(1)	54	54
		1,903

Credit Card—1.6%
Mercury Financial Credit Card Master Trust 2024-2A, A 144A 6.560%, 7/20/29(1)	585	590
Equipment—0.4%
Auxilior Term Funding LLC 2023-1A, D 144A 7.270%, 12/16/30(1)	160	168
Other—43.5%
Affirm Asset Securitization Trust
2024-B, A 144A 4.620%, 9/15/29(1)	95	95
2024-X2, A 144A 5.220%, 12/17/29(1)	127	127
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	743	754
Aqua Finance Trust
2019-A, C 144A 4.010%, 7/16/40(1)	567	554
2020-AA, B 144A 2.790%, 7/17/46(1)	602	572
2024-A, B 144A 5.060%, 4/18/50(1)	225	224
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(1)	60	62
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(1)	291	299
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(1)	585	596
Business Jet Securities LLC 2024-1A, A 144A 6.197%, 5/15/39(1)	204	208
See Notes to Financial Statements

Newfleet ABS MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Other—continued
BXG Receivables Note Trust
2020-A, B 144A 2.490%, 2/28/36(1)	$ 67	$ 65
2023-A, A 144A 5.770%, 11/15/38(1)	43	43
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(1)	91	92
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(1)	159	161
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(1)	237	237
Diamond Resorts Owner Trust
2021-1A, A 144A 1.510%, 11/21/33(1)	94	93
2021-1A, B 144A 2.050%, 11/21/33(1)	36	36
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(1)	280	245
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(1)	237	224
2023-1A, A 144A 5.670%, 12/15/43(1)	45	46
2023-2A, A 144A 6.530%, 6/15/49(1)	330	344
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(1)	247	255
Hilton Grand Vacations Trust
2022-2A, C 144A 5.570%, 1/25/37(1)	21	21
2024-2A, A 144A 5.500%, 3/25/38(1)	50	51
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	67	65
HINNT LLC 2025-A, B 144A 5.450%, 3/15/44(1)	956	963
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(1)	691	685
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(1)	290	278
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(1)	835	829
	Par Value	Value

Other—continued
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(1)	$ 640	$ 654
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(1)	171	171
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	218	211
2023-1A, B 144A 5.420%, 10/20/40(1)	36	37
2024-1A, A 144A 5.320%, 2/20/43(1)	193	196
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	420	376
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	580	562
NMEF Funding LLC
2022-A, B 144A 3.350%, 10/16/28(1)	42	42
2024-A, A2 144A 5.150%, 12/15/31(1)	456	458
2025-A, B 144A 5.180%, 7/15/32(1)	235	237
Octane Receivables Trust
2023-3A, B 144A 6.480%, 7/20/29(1)	62	63
2023-3A, C 144A 6.740%, 8/20/29(1)	611	626
Oportun Issuance Trust 2024-2, B 144A 5.830%, 2/9/32(1)	260	261
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(1)	573	581
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	290	291
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(1)	305	312
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(1)	179	181
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	127	131
	Par Value	Value

Other—continued
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(1)	$ 290	$ 292
SoFi Consumer Loan Program Trust 2025-1, A 144A 4.800%, 2/27/34(1)	94	94
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(1)	590	600
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	291	287
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(1)	881	869
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(1)	869	874
		16,630

Total Asset-Backed Securities (Identified Cost $37,003)		37,108

Total Long-Term Investments—97.1% (Identified Cost $37,003)		37,108

TOTAL INVESTMENTS—97.1% (Identified Cost $37,003)		$37,108
Other assets and liabilities, net—2.9%		1,100
NET ASSETS—100.0%		$38,208

Abbreviations:
ABS	Asset-Backed Securities
LLC	Limited Liability Company
plc	Public Limited Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $35,315 or 92.4% of net assets.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet ABS MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$37,108	$37,108
Total Investments	$37,108	$37,108
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Financial Statements

Newfleet CMBS MACS
SCHEDULE OF INVESTMENTS
June 30, 2025
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—84.9%
Non-Agency—84.9%
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 6.043%, 6/15/40(1)(2)	$1,075	$ 1,081
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.231%, 3/15/37(1)(2)	745	704
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 5.609%, 7/15/37(1)(2)	583	569
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	155	159
BX Commercial Mortgage Trust
2022-LP2, B (1 month Term SOFR + 1.312%, Cap N/A, Floor 1.312%) 144A 5.624%, 2/15/39(1)(2)	525	524
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 6.273%, 2/15/39(1)(2)	185	185
2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.703%, 3/15/41(1)(2)	661	661
BX Trust
2018-GW, B (1 month Term SOFR + 1.317%, Cap N/A, Floor 1.270%) 144A 5.629%, 5/15/35(1)(2)	125	125
2019-OC11, D 144A 4.075%, 12/9/41(1)(2)	939	878
2022-CLS, A 144A 5.760%, 10/13/27(1)	1,084	1,097
2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.855%, 3/15/30(1)(2)	175	173
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 6.932%, 9/15/38(1)(2)	565	566
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(1)	705	704
	Par Value	Value
Non-Agency—continued
2024-WCL1, B (1 month Term SOFR + 2.590%, Cap N/A, Floor 2.590%) 144A 6.902%, 6/15/41(1)(2)	$ 475	$ 473
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/41(1)(2)	740	747
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU, A (1 month Term SOFR + 1.450%, Cap N/A, Floor 1.450%) 144A 5.762%, 12/15/39(1)(2)	750	750
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(2)	645	589
Houston Galleria Mall Trust 2025-HGLR, A 144A 5.644%, 2/5/45(1)(2)	725	744
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.649%, 1/13/40(1)(2)	700	722
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.990%, 10/5/39(1)(2)	625	638
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	860	895
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	1,060	1,031
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(1)	1,076	1,012
RFR Trust 2025-SGRM, A 144A 5.562%, 3/11/41(1)(2)	760	774
RIDE 2025-SHRE, B 144A 6.020%, 2/14/47(1)(2)	700	710
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(1)	700	716
2024-CNTR, C 144A 6.471%, 11/13/41(1)	425	440
Total Mortgage-Backed Securities (Identified Cost $17,650)		17,667

	Par Value	Value

Asset-Backed Securities—9.1%
Other—9.1%
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	$ 675	$ 667
Retained Vantage Data Centers Issuer LLC 2024-1A, A2 144A 4.992%, 9/15/49(1)	595	589
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(1)	620	625
		1,881

Total Asset-Backed Securities (Identified Cost $1,871)		1,881

Total Long-Term Investments—94.0% (Identified Cost $19,521)		19,548

TOTAL INVESTMENTS—94.0% (Identified Cost $19,521)		$19,548
Other assets and liabilities, net—6.0%		1,256
NET ASSETS—100.0%		$20,804

Abbreviations:
ABS	Asset-Backed Securities
LLC	Limited Liability Company
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $17,769 or 85.4% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet CMBS MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Mortgage-Backed Securities	$17,667	$17,667
Asset-Backed Securities	1,881	1,881
Total Investments	$19,548	$19,548
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Financial Statements

Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS
June 30, 2025
($ reported in thousands)
	Par Value	Value
Leveraged Loans—81.2%
Aerospace—2.8%
American Airlines, Inc. (3 month Term SOFR + 2.250%) 6.522%, 4/20/28(1)	$ 115	$ 114
Brown Group Holding LLC (1 month Term SOFR + 2.500%) 6.827%, 7/1/31(1)	174	174
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 8.022%, 10/20/27(1)	72	72
Goat Holdco LLC Tranche B (1 month Term SOFR + 2.750%) 7.079%, 1/27/32(1)	105	105
Kaman Corp. (3-6 month Term SOFR + 2.750%) 7.025% - 7.083%, 2/26/32(1)	96	96
TransDigm, Inc. Tranche J (3 month Term SOFR + 2.500%) 6.796%, 2/28/31(1)	29	30
		591

Chemicals—3.1%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.577%, 2/18/30(1)	276	264
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 3.000%) 7.327%, 12/31/29(1)	203	203
Nouryon Finance B.V. 2024, Tranche B-1 (3 month Term SOFR + 3.250%) 7.510%, 4/3/28(1)	77	77
Windsor Holdings III LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 7.072%, 8/1/30(1)	104	105
		649

Consumer Durables—0.0%
Skechers U.S.A., Inc. 2025, Tranche B, First Lien 0.000%, 6/25/32(1)(2)	5	5
Consumer Non-Durables—0.9%
AI Aqua Merger Sub, Inc. 2025, Tranche B (1 month Term SOFR + 3.000%) 7.324%, 7/31/28(1)	159	158
Albion Financing 3 S.a.r.l. 2025 (3 month Term SOFR + 3.000%) 7.321%, 8/16/29(1)	39	40
		198

	Par Value	Value

Energy—3.5%
CVR CHC LP Tranche B (3 month Term SOFR + 4.000%) 8.296%, 12/30/27(1)	$ 35	$ 35
Epic Crude Services LP Tranche B (3 month Term SOFR + 3.000%) 7.256%, 10/15/31(1)	145	145
Freeport LNG Investments LLP 2025, Tranche B (1 month Term SOFR + 3.250%) 7.522%, 12/21/28(1)	146	146
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 6.277%, 10/4/30(1)	58	58
Hamilton Projects Acquiror LLC First Lien (1 month Term SOFR + 3.000%) 7.327%, 5/31/31(1)	19	19
Hunterstown Generation LLC (3 month Term SOFR + 3.500% - 3 month PRIME + 2.500%) 7.796% - 10.000%, 11/6/31(1)	89	89
Oryx Midstream Services Permian Basin LLC Tranche B (1 month Term SOFR + 2.250%) 6.572%, 10/5/28(1)	68	68
Traverse Midstream Partners LLC Tranche B 0.000%, 2/16/28(1)(2)	63	63
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 6.563%, 3/3/31(1)	109	109
		732

Financials—5.8%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 7.327%, 11/6/30(1)	323	322
AL GCX Fund VIII Holdings LLC Tranche B (1 month Term SOFR + 2.000%) 6.313%, 1/30/32(1)	140	140
AmWINS Group, Inc. (1 month Term SOFR + 2.250%) 6.577%, 1/30/32(1)	139	139
Ardonagh Group FinCo Pty Ltd. 2025, Tranche B (3-6 month Term SOFR + 2.750%) 7.030% - 7.046%, 2/15/31(1)	175	173
	Par Value	Value

Financials—continued
BroadStreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 3.000%) 7.327%, 6/13/31(1)	$ 40	$ 40
Citadel Securities LP 2024 (1 month Term SOFR + 2.000%) 6.327%, 10/31/31(1)	171	172
Dynamo U.S. Bidco, Inc. Tranche B (3 month Term SOFR + 3.500%) 7.798%, 10/1/31(1)	20	20
HUB International Ltd. 2025 (3 month Term SOFR + 2.497%) 6.769%, 6/20/30(1)	221	221
		1,227

Food / Tobacco—6.1%
Chobani LLC Tranche B, First Lien (1 month Term SOFR + 2.500%) 6.827%, 10/25/27(1)	79	79
Del Monte Foods, Inc.
(3 month Term SOFR + 4.900%) 9.210%, 8/2/28(1)	303	49
(3 month Term SOFR + 8.150%) 12.474%, 8/2/28(1)	155	139
(3-6 month Term SOFR + 4.400%) 8.710% - 8.724%, 8/2/28(1)	132	72
Froneri International Ltd. Tranche B-4 (6 month Term SOFR + 2.000%) 6.237%, 9/17/31(1)	329	325
JBT Marel Corp. (1 month Term SOFR + 2.100%) 6.427%, 1/2/32(1)	189	190
Red SPV LLC (1 month Term SOFR + 2.250%) 6.562%, 3/15/32(1)	100	100
Sazerac Co., Inc. Tranche B 0.000%, 6/26/32(1)(2)	10	10
Sigma Holdco B.V. Tranche B-12 (6 month Term SOFR + 3.750%) 8.107%, 1/3/28(1)	99	99
Triton Water Holdings, Inc. 2025 (3 month Term SOFR + 2.250%) 6.546%, 3/31/28(1)	236	237
		1,300

Forest Prod / Containers—2.4%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 7.502%, 4/13/29(1)	90	90
See Notes to Financial Statements

Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Forest Prod / Containers—continued
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.975%) 9.227%, 2/12/26(1)	$ 98	$ 90
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 3.000%) 7.324%, 4/15/27(1)	139	139
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 7.691%, 3/3/28(1)	199	198
		517

Gaming / Leisure—3.8%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 6.577%, 2/6/30(1)	98	98
Entain plc Tranche B-3 (6 month Term SOFR + 2.850%) 7.016%, 10/31/29(1)	94	94
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.000%) 6.296%, 6/4/32(1)	25	25
Life Time, Inc. 2024 (3 month Term SOFR + 2.500%) 6.535%, 11/5/31(1)	149	150
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 7.285%, 4/4/29(1)	268	267
UFC Holdings LLC Tranche B-4 (3 month Term SOFR + 2.250%) 6.571%, 11/21/31(1)	174	175
		809

Health Care—8.2%
Bausch & Lomb Corp. (1 month Term SOFR + 4.000%) 8.327%, 9/29/28(1)	44	44
CHG Healthcare Services, Inc. (3 month Term SOFR + 3.000%) 7.333%, 9/29/28(1)	181	182
Cotiviti, Inc.
(1 month Term SOFR + 2.750%) 7.074%, 5/1/31(1)	64	64
(1 month Term SOFR + 2.750%) 7.074%, 3/26/32(1)	125	124
Financiere Mendel (3 month Term SOFR + 2.750%) 7.050%, 11/8/30(1)	25	25
	Par Value	Value

Health Care—continued
Grifols Worldwide Operations USA, Inc. Tranche B (3 month Term SOFR + 2.150%) 6.483%, 11/15/27(1)	$ 210	$ 209
Lannett Co., Inc. First Lien 2.000%, 6/16/30(1)(3)	8	2
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 8.006%, 5/16/31(1)	65	64
Tranche B-2 (3 month Term SOFR + 3.500%) 7.820%, 5/16/31(1)	119	118
Medline Borrower LP (1 month Term SOFR + 2.250%) 6.577%, 10/23/28(1)	220	220
One Call Corp. Tranche B, First Lien (3 month Term SOFR + 5.762%) 10.044%, 4/22/27(1)	64	64
Opal U.S. LLC Tranche B-2 0.000%, 4/28/32(1)(2)	75	75
PAREXEL International, Inc. Tranche B (1 month Term SOFR + 2.500%) 6.827%, 11/15/28(1)	139	139
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.827%, 2/21/31(1)	219	219
PointClickCare Technologies, Inc. 2024, Tranche B (3 month Term SOFR + 3.250%) 7.416%, 11/3/31(1)	25	25
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 6.327%, 12/3/31(1)	50	50
Southern Veterinary Partners LLC 2024 (3 month Term SOFR + 3.250%) 7.527%, 12/4/31(1)	60	60
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 8.791%, 11/20/26(1)	56	44
		1,728

Housing—2.3%
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 6.577%, 12/17/31(1)	139	140
	Par Value	Value

Housing—continued
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 2.250%) 6.577%, 4/14/31(1)	$ 358	$ 356
		496

Information Technology—6.0%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 4.500%) 8.796%, 2/23/32(1)	10	10
Tranche B-1 (3 month Term SOFR + 2.500%) 6.796%, 2/24/31(1)	307	308
Cloud Software Group, Inc. Tranche B (3 month Term SOFR + 3.750%) 8.046%, 3/24/31(1)	70	70
ConnectWise LLC (3 month Term SOFR + 3.762%) 8.057%, 9/29/28(1)	52	53
ECL Entertainment LLC Tranche B (1 month Term SOFR + 3.500%) 7.827%, 8/31/30(1)	84	84
Genesys Cloud Services Holdings II LLC 2025 (1 month Term SOFR + 2.500%) 6.827%, 1/30/32(1)	140	139
Indicor LLC Tranche D (3 month Term SOFR + 2.750%) 7.046%, 11/22/29(1)	30	30
Infinite Bidco LLC First Lien (3 month Term SOFR + 4.012%) 8.291%, 3/2/28(1)	99	93
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.327%, 1/31/31(1)	31	31
NCR Atleos Corp. Tranche B (3 month Term SOFR + 3.750%) 8.030%, 4/16/29(1)	26	26
Proofpoint, Inc. 2024 (1 month Term SOFR + 3.000%) 7.327%, 8/31/28(1)	72	72
UKG, Inc. Tranche B (1 month Term SOFR + 3.000%) 7.311%, 2/10/31(1)	347	348
		1,264

Manufacturing—6.0%
Alliance Laundry Systems LLC Tranche B (1 month Term SOFR + 2.500%) 6.827%, 8/19/31(1)	140	140
See Notes to Financial Statements

Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.827%, 11/3/31(1)	$ 289	$ 289
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 6.077%, 6/4/31(1)	213	213
LSF12 Crown U.S. Commercial Bidco LLC (1 month Term SOFR + 4.250%) 8.574%, 12/2/31(1)	200	201
Madison IAQ LLC 0.000%, 6/21/28(1)(2)	189	190
MV Holding GmbH Tranche B (1 month Term SOFR + 2.250%) 6.577%, 3/17/32(1)	115	115
Titan Acquisition Ltd. (3 month Term SOFR + 4.500%) 8.785%, 2/15/29(1)	1	1
TK Elevator Midco GmbH Tranche B (3 month Term SOFR + 3.000%) 7.237%, 4/30/30(1)	120	120
		1,269

Media / Telecom - Broadcasting—2.3%
EOC Borrower LLC Tranche B (1 month Term SOFR + 3.000%) 7.327%, 3/24/32(1)	25	25
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.114%) 7.439%, 12/1/28(1)	202	195
Nexstar Media, Inc. Tranche B 0.000%, 6/24/32(1)(2)	20	20
Terrier Media Buyer, Inc. (3 month Term SOFR + 3.600%) 7.896%, 6/18/29(1)	162	157
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.941%, 1/31/29(1)	102	99
		496

Media / Telecom - Cable/Wireless Video—8.1%
Charter Communications Operating LLC Tranche B-5 (3 month Term SOFR + 2.250%) 6.548%, 12/15/31(1)	378	379
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.577%, 9/18/30(1)	$ 300	$ 299
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.812%, 1/18/28(1)	314	310
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.791%, 8/2/29(1)	248	245
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 7.557%, 11/12/27(1)	313	312
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 6.926%, 1/31/28(1)	180	177
		1,722

Media / Telecom - Diversified Media—1.5%
Century DE Buyer LLC Tranche B (3 month Term SOFR + 3.500%) 7.780%, 10/30/30(1)	202	203
Creative Artists Agency LLC Tranche B (1 month Term SOFR + 2.750%) 7.077%, 10/1/31(1)	65	65
McGraw-Hill Education, Inc. Tranche B (1 month Term SOFR + 3.250%) 7.577%, 8/6/31(1)	54	55
		323

Media / Telecom - Telecommunications—3.0%
Cincinnati Bell, Inc. Tranche B-4 (1 month Term SOFR + 2.750%) 7.077%, 11/22/28(1)	286	287
Level 3 Financing, Inc. Tranche B-3 (1 month Term SOFR + 4.250%) 8.577%, 3/27/32(1)	125	126
Numericable U.S. LLC
Tranche B-11 (3 month PRIME + 1.750%) 9.250%, 7/31/25(1)	248	215
Tranche B-12 (3 month PRIME + 2.688%) 10.188%, 1/31/26(1)	15	13
		641

	Par Value	Value

Metals / Minerals—0.6%
Arsenal AIC Parent LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 7.077%, 8/18/30(1)	$ 123	$ 123
Retail—2.5%
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.500%) 6.780%, 11/8/32(1)	151	151
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 6.577%, 6/11/31(1)	128	125
Peer Holding III B.V. Tranche B 0.000%, 10/26/30(1)(2)	133	134
PetsMart LLC (1 month Term SOFR + 3.850%) 8.177%, 2/11/28(1)	118	116
		526

Service—6.8%
Amentum Holdings LLC (1 month Term SOFR + 2.250%) 6.577%, 9/29/31(1)	51	51
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.000%) 6.280%, 4/20/29(1)	267	266
DG Investment Intermediate Holdings 2, Inc. First Lien (1 month Term SOFR + 3.614%) 7.941%, 3/31/28(1)	153	153
Dun & Bradstreet Corp. (The) Tranche B-2 (1 month Term SOFR + 2.250%) 6.572%, 1/18/29(1)	174	174
Fugue Finance LLC (3 month Term SOFR + 3.250%) 7.583%, 1/9/32(1)	5	5
Garda World Security Corp. (1 month Term SOFR + 3.000%) 7.314%, 2/1/29(1)	208	208
Kuehg Corp. (3 month Term SOFR + 3.250%) 7.546%, 6/12/30(1)	65	65
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.796%, 11/24/28(1)	162	160
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 6.320%, 10/13/30(1)	138	138
Sapphire Bidco B.V. Tranche B-4 (3 month Term SOFR + 2.750%) 7.035%, 5/3/28(1)	39	39
See Notes to Financial Statements

Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Service—continued
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 7.191%, 3/24/28(1)	$ 178	$ 176
		1,435

Transportation - Automotive—3.0%
Belron Finance U.S. LLC 2031 (3 month Term SOFR + 2.750%) 7.049%, 10/16/31(1)	198	199
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 6.827%, 5/6/30(1)	193	192
First Brands Group LLC 2022 (3 month Term SOFR + 5.262%) 9.541%, 3/30/27(1)	148	139
Wand NewCo 3, Inc. Tranche B-2 (1 month Term SOFR + 2.500%) 6.827%, 1/30/31(1)	104	103
		633

Utilities—2.5%
Cornerstone Generation LLC Tranche B 0.000%, 10/28/31(1)(2)	165	166
Lightning Power LLC Tranche B (3 month Term SOFR + 2.250%) 6.546%, 8/18/31(1)	105	105
	Par Value	Value

Utilities—continued
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.574%, 1/27/31(1)	$ 262	$ 262
		533

Total Leveraged Loans (Identified Cost $17,339)		17,217

	Shares
Exchange-Traded Fund—3.0%
Invesco Senior Loan ETF(4)	30,865	646
Total Exchange-Traded Fund (Identified Cost $642)		646

Total Long-Term Investments—84.2% (Identified Cost $17,981)		17,863

TOTAL INVESTMENTS—84.2% (Identified Cost $17,981)		$17,863
Other assets and liabilities, net—15.8%		3,348
NET ASSETS—100.0%		$21,211

Abbreviations:
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate
Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of June 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	This loan will settle after June 30, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	92%
Canada	3
Netherlands	2
France	1
Australia	1
Cayman Islands	1
Total	100%
† % of total investments as of June 30, 2025.
As of June 30, 2025, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
DG Investment Intermediate Holdings 2, Inc. 2024, 3/31/28	$6	$6	$6	$—(1)
Kaman Corp., 2/26/32	9	9	9	—(1)
Total	$15	$15	$15	$—(1)

(1)	Amount is less than $500 (not in thousands).
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Leveraged Loans	$17,217	$—	$17,215	$2
Exchange-Traded Fund	646	646	—	—
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments*	—(1)	—	—(1)	—
Total Investments	$17,863	$646	$17,215	$2

(1)	Amount is less than $500 (not in thousands).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2025.
See Notes to Financial Statements

NEWFLEET HIGH YIELD MACS
SCHEDULE OF INVESTMENTS
June 30, 2025
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—96.7%
Communication Services—11.7%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	$ 78	$ 80
144A 4.750%, 3/1/30(1)	425	412
CMG Media Corp. 144A 8.875%, 6/18/29(1)	230	217
CSC Holdings LLC 144A 11.750%, 1/31/29(1)	510	485
DIRECTV Financing LLC
144A 5.875%, 8/15/27(1)	555	553
144A 8.875%, 2/1/30(1)	95	93
Gray Media, Inc. 144A 7.000%, 5/15/27(1)	145	145
Hughes Satellite Systems Corp. 6.625%, 8/1/26	100	71
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	160	132
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	175	40
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(1)	20	20
Telesat Canada 144A 6.500%, 10/15/27(1)	90	33
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	290	289
		2,570

Consumer Discretionary—8.5%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	295	298
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	305	290
Clarios Global LP 144A 6.750%, 2/15/30(1)	15	16
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	170	122
Ford Motor Credit Co. LLC 6.500%, 2/7/35	120	120
Newell Brands, Inc.
6.375%, 9/15/27	275	279
6.625%, 9/15/29	89	88
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	105	105
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	450	437
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	115	111
		1,866

Consumer Staples—5.5%
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(1)	102	102
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(1)	675	613
	Par Value	Value

Consumer Staples—continued
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	$ 365	$ 368
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	115	116
		1,199

Energy—13.6%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	100	106
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	215	223
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)	95	71
Ecopetrol S.A.
4.625%, 11/2/31	26	22
8.875%, 1/13/33	22	23
Energy Transfer LP
8.000%, 5/15/54	10	11
Series G 7.125%(2)	230	234
Series H 6.500%(2)	410	412
Genesis Energy LP 8.875%, 4/15/30	160	170
Harbour Energy plc 144A 6.327%, 4/1/35(1)	135	134
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(1)	125	132
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	110	110
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(1)(3)	200	202
Kimmeridge Texas Gas LLC 144A 8.500%, 2/15/30(1)	80	83
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)	120	118
Mesquite Energy, Inc. 144A 7.250%, 7/15/25(1)	120	1
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	370	366
South Bow Canadian Infrastructure Holdings Ltd.
144A 7.500%, 3/1/55(1)	200	206
144A 7.625%, 3/1/55(1)	15	16
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	115	114
Venture Global LNG, Inc.
144A 9.000%(1)(2)	110	107
144A 9.875%, 2/1/32(1)	115	124
		2,985

Financials—26.0%
Acrisure LLC
144A 8.250%, 2/1/29(1)	60	62
144A 6.000%, 8/1/29(1)	95	92
	Par Value	Value

Financials—continued
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	$ 240	$ 181
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(1)	35	36
Azorra Finance Ltd. 144A 7.250%, 1/15/31(1)	55	56
Banco de Credito del Peru S.A.
144A 3.125%, 7/1/30(1)	430	430
RegS 3.125%, 7/1/30(3)	34	34
Banco de Credito e Inversiones S.A. 144A 8.750% (1)(2)	217	229
Banco Mercantil del Norte S.A. 144A 6.625% (1)(2)	267	246
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.125%, 1/18/33(1)	220	212
Block, Inc. 6.500%, 5/15/32	335	346
BNP Paribas S.A. 144A 7.450% (1)(2)	215	216
Citigroup, Inc. Series X 3.875% (2)	410	404
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(1)	34	35
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(1)	90	95
Flutter Treasury DAC 144A 5.875%, 6/4/31(1)	10	10
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(1)	205	214
Grifols S.A. 144A 4.750%, 10/15/28(1)	120	115
HA Sustainable Infrastructure Capital, Inc. 6.750%, 7/15/35	210	214
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	395	385
Melco Resorts Finance Ltd. 144A 5.375%, 12/4/29(1)	166	156
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	175	156
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	195	193
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	90	91
OneMain Finance Corp.
7.125%, 11/15/31	180	187
6.750%, 3/15/32	15	15
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	15	15
See Notes to Financial Statements

NEWFLEET HIGH YIELD MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
QXO Building Products, Inc. 144A 6.750%, 4/30/32(1)	$ 5	$ 5
Reinsurance Group of America, Inc. 6.650%, 9/15/55	70	70
Rocket Cos., Inc. 144A 6.375%, 8/1/33(1)	40	41
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(1)	155	58
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	960	932
Transocean, Inc.
144A 8.750%, 2/15/30(1)	76	78
144A 8.500%, 5/15/31(1)	90	80
		5,689

Health Care—5.6%
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	145	140
Community Health Systems, Inc.
144A 5.250%, 5/15/30(1)	620	550
144A 4.750%, 2/15/31(1)	125	107
CVS Health Corp. 6.750%, 12/10/54	113	113
IQVIA, Inc. 144A 6.250%, 6/1/32(1)	35	36
LifePoint Health, Inc. 144A 9.875%, 8/15/30(1)	95	103
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(1)	180	183
		1,232

Industrials—8.1%
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	410	418
Cimpress plc 144A 7.375%, 9/15/32(1)	150	143
Cornerstone Building Brands, Inc. 144A 9.500%, 8/15/29(1)	175	161
Fortress Transportation & Infrastructure Investors LLC 144A 7.000%, 6/15/32(1)	225	232
Garda World Security Corp. 144A 8.375%, 11/15/32(1)	115	118
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	165	168
Herc Holdings, Inc. 144A 7.250%, 6/15/33(1)	40	42
Icahn Enterprises LP
6.250%, 5/15/26	45	45
5.250%, 5/15/27	25	24
144A 10.000%, 11/15/29(1)	40	40
	Par Value	Value

Industrials—continued
Quikrete Holdings, Inc.
144A 6.375%, 3/1/32(1)	$ 145	$ 149
144A 6.750%, 3/1/33(1)	20	21
TransDigm, Inc. 144A 6.875%, 12/15/30(1)	195	202
		1,763

Information Technology—1.2%
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(1)	105	109
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	35	36
Intel Corp. 3.100%, 2/15/60	210	117
		262

Materials—7.0%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	230	87
Capstone Copper Corp. 144A 6.750%, 3/31/33(1)	125	128
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	215	215
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	185	186
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	230	233
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	215	213
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	100	99
OCP S.A.
144A 3.750%, 6/23/31(1)	15	13
144A 6.875%, 4/25/44(1)	63	61
Samarco Mineracao S.A. PIK 144A 9.500%, 6/30/31(1)(4)	38	38
Trivium Packaging Finance B.V. 144A 8.250%, 7/15/30(1)	55	58
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	190	204
		1,535

Real Estate—0.9%
Office Properties Income Trust 144A 9.000%, 9/30/29(1)	259	187
Utilities—8.6%
AES Corp. (The) 7.600%, 1/15/55	410	422
American Electric Power Co., Inc. 6.950%, 12/15/54	220	229
	Par Value	Value

Utilities—continued
Ferrellgas LP
144A 5.375%, 4/1/26(1)	$ 45	$ 45
144A 5.875%, 4/1/29(1)	605	560
Lightning Power LLC 144A 7.250%, 8/15/32(1)	30	32
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	95	96
144A 8.375%, 2/15/32(1)	70	70
Venture Global Plaquemines LNG LLC
144A 7.500%, 5/1/33(1)	5	5
144A 6.500%, 1/15/34(1)	20	20
Vistra Corp. 144A 8.000% (1)(2)	390	399
		1,878

Total Corporate Bonds and Notes (Identified Cost $21,312)		21,166

	Shares
Preferred Stock—1.1%
	Financials—1.1%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250(5)	244
	Total Preferred Stock (Identified Cost $244)	244

	Total Long-Term Investments—97.8% (Identified Cost $21,556)	21,410

	TOTAL INVESTMENTS—97.8% (Identified Cost $21,556)	$21,410
	Other assets and liabilities, net—2.2%	474
	NET ASSETS—100.0%	$21,884

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
plc	Public Limited Company

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NEWFLEET HIGH YIELD MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $16,408 or 75.0% of net assets.
(2)	No contractual maturity date.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	100% of the income received was in PIK.
(5)	Value shown as par value.
Country Weightings (Unaudited)†
United States	80%
Canada	4
Peru	2
Mexico	2
Cayman Islands	2
United Kingdom	2
Jersey	2
Other	6
Total	100%
† % of total investments as of June 30, 2025.
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$21,166	$21,166
Equity Securities:
Preferred Stock	244	244
Total Investments	$21,410	$21,410
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Financial Statements

Newfleet RMBS MACS
SCHEDULE OF INVESTMENTS
June 30, 2025
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—92.0%
Non-Agency—92.0%
A&D Mortgage Trust
2023-NQM3, A1 144A 6.733%, 7/25/68(1)(2)	$1,007	$ 1,015
2025-NQM2, A1 144A 5.790%, 6/25/70(1)(2)	453	456
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(2)	1,099	1,054
2022-B, A1 144A 3.500%, 3/27/62(1)(2)	1,224	1,181
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(2)	197	187
2021-8, A1 144A 1.820%, 11/25/66(1)(2)	106	94
2022-5, A1 144A 4.500%, 5/25/67(1)(2)	592	585
2023-1, A1 144A 4.750%, 9/26/67(1)(2)	282	280
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(2)	275	269
2019-2, A1 144A 3.347%, 4/25/49(1)(2)	671	650
2022-1, A1B 144A 3.269%, 12/25/56(1)(2)	670	620
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(2)	192	177
2016-SH2, M2 144A 3.750%, 12/25/45(1)(2)	364	337
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(2)	871	829
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(1)(2)	119	117
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(1)	295	277
2020-3, A 144A 1.358%, 8/15/53(1)	135	132
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(1)(2)	183	179
2020-NQM1, A1 144A 2.208%, 5/25/65(1)(2)	43	41
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(2)	415	375
EFMT 2025-NQM2, A1 144A 5.596%, 6/25/70(1)(2)	370	371
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(2)	31	29
2022-1, A1 144A 2.206%, 1/25/67(1)(2)	692	600
	Par Value	Value
Non-Agency—continued
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	$ 420	$ 405
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(2)	71	65
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(2)	226	206
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(2)	1,295	1,300
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(1)(2)	1,218	1,213
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(2)	37	35
2017-3, 2A2 144A 2.500%, 8/25/47(1)(2)	31	27
2017-4, A3 144A 3.500%, 11/25/48(1)(2)	75	68
2017-5, A1 144A 4.921%, 10/26/48(1)(2)	22	22
2018-7FRB, A2 (1 month Term SOFR + 0.864%) 144A 5.184%, 4/25/46(1)(2)	878	864
2024-CES1, A1A 144A 5.919%, 6/25/54(1)(2)	184	185
2025-CES1, A1 144A 5.666%, 5/25/55(1)(2)	342	344
2025-NQM2, A1 144A 5.567%, 9/25/65(1)(2)	457	459
MetLife Securitization Trust
2017-1A, M1 144A 3.420%, 4/25/55(1)(2)	1,110	995
2019-1A, A1A 144A 3.750%, 4/25/58(1)(2)	43	42
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(1)(2)	1,188	1,183
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(2)	397	389
2024-NQM2, A1 144A 5.272%, 8/25/69(1)(2)	939	936
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(2)	75	74
2017-3, B1 144A 3.250%, 1/25/61(1)(2)	562	492
2019-1, M2 144A 3.500%, 10/25/69(1)(2)	774	708
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(2)	186	181
2015-2A, A1 144A 3.750%, 8/25/55(1)(2)	139	135
2016-3A, A1 144A 3.750%, 9/25/56(1)(2)	15	14
	Par Value	Value
Non-Agency—continued
2016-4A, A1 144A 3.750%, 11/25/56(1)(2)	$ 63	$ 61
2017-2A, A3 144A 4.000%, 3/25/57(1)(2)	369	356
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(2)	203	193
2022-NQM2, A1 144A 3.079%, 3/27/62(1)(2)	73	69
2016-2A, A1 144A 3.750%, 11/26/35(1)(2)	31	30
2018-1A, A1A 144A 4.000%, 12/25/57(1)(2)	246	240
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(2)	511	444
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(1)(2)	605	559
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(2)	202	203
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(2)	753	765
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(1)(2)	105	104
PRET Trust 2025-NPL1, A1 144A 6.063%, 2/25/55(1)(2)	704	706
PRKCM Trust 2022-AFC1, A1A 144A 4.100%, 4/25/57(1)(2)	693	684
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(1)	665	653
Provident Funding Mortgage Trust 2025-1, A3 144A 5.500%, 2/25/55(1)(2)	383	385
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(1)(2)	201	174
2023-CES1, A1A 144A 6.515%, 6/25/43(1)(2)	234	235
Residential Mortgage Loan Trust 2020-1, A1 144A 2.376%, 1/26/60(1)(2)	22	21
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(2)	69	67
Starwood Mortgage Residential Trust 2021-5, A2 144A 2.178%, 9/25/66(1)(2)	726	620
Towd Point Mortgage Trust
2016-4, B1 144A 3.989%, 7/25/56(1)(2)	885	857
2017-1, M1 144A 3.750%, 10/25/56(1)(2)	320	314
2017-4, A2 144A 3.000%, 6/25/57(1)(2)	405	382
2018-2, A2 144A 3.500%, 3/25/58(1)(2)	895	871
See Notes to Financial Statements

Newfleet RMBS MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value
Non-Agency—continued
2018-6, A1A 144A 3.750%, 3/25/58(1)(2)	$ 20	$ 20
2018-6, A1B 144A 3.750%, 3/25/58(1)(2)	420	406
2018-6, A2 144A 3.750%, 3/25/58(1)(2)	1,190	1,080
2019-1, A1 144A 3.750%, 3/25/58(1)(2)	262	255
2019-2, A2 144A 3.750%, 12/25/58(1)(2)	790	713
2019-4, A2 144A 3.250%, 10/25/59(1)(2)	965	879
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 6.034%, 5/25/58(1)(2)	215	216
2020-MH1, A2 144A 2.500%, 2/25/60(1)(2)	1,115	1,063
2021-1, A2 144A 2.750%, 11/25/61(1)(2)	1,595	1,346
2023-1, A1 144A 3.750%, 1/25/63(1)	72	69
2024-1, A1 144A 4.824%, 3/25/64(1)(2)	143	145
2017-6, A2 144A 3.000%, 10/25/57(1)(2)	991	946
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	770	758
2020-SFR2, D 144A 2.281%, 11/17/39(1)	1,105	1,039
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	775	754
Verus Securitization Trust
2022-4, A1 144A 4.474%, 4/25/67(1)(2)	324	324
2022-5, A1 144A 3.800%, 4/25/67(1)(2)	948	918
2022-6, A1 144A 4.910%, 6/25/67(1)(2)	201	200
2022-6, A3 144A 4.910%, 6/25/67(1)(2)	632	625
2022-7, A1 144A 5.152%, 7/25/67(1)(2)	864	870
2023-1, A1 144A 5.850%, 12/25/67(1)(2)	66	66
2023-8, A1 144A 6.259%, 12/25/68(1)(2)	795	802
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(2)	14	14
	Par Value	Value
Non-Agency—continued
2020-1R, A2 144A 1.567%, 11/25/55(1)	$ 88	$ 84
2021-1R, A1 144A 1.280%, 5/25/56(1)	121	112
2022-1, A2 144A 5.850%, 8/25/57(1)(2)	304	303
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(2)	47	40
Total Mortgage-Backed Securities (Identified Cost $43,068)		43,237

Asset-Backed Securities—5.2%
Other—5.2%
CoreVest American Finance Trust 2018-1, D 144A 4.920%, 6/15/51(1)	242	242
PRET LLC 2024-NPL4, A1 144A 6.996%, 7/25/54(1)(2)	366	367
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(1)	145	141
RCKT Mortgage Trust
2024-CES1, A1A 144A 6.025%, 2/25/44(1)(2)	330	333
2025-CES5, A1A 144A 5.687%, 5/25/55(1)(2)	460	464
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(1)(2)	917	920
		2,467

Total Asset-Backed Securities (Identified Cost $2,461)		2,467

Total Long-Term Investments—97.2% (Identified Cost $45,529)		45,704

TOTAL INVESTMENTS—97.2% (Identified Cost $45,529)		$45,704
Other assets and liabilities, net—2.8%		1,312
NET ASSETS—100.0%		$47,016

Abbreviations:
LLC	Limited Liability Company
SOFR	Secured Overnight Financing Rate
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $45,637 or 97.1% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet RMBS MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Mortgage-Backed Securities	$43,237	$43,237
Asset-Backed Securities	2,467	2,467
Total Investments	$45,704	$45,704
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Financial Statements

Seix High Yield MACS
SCHEDULE OF INVESTMENTS
June 30, 2025
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—96.8%
Communication Services—6.4%
ANGI Group LLC 144A 3.875%, 8/15/28(1)	$50	$ 47
Cable One, Inc. 144A 4.000%, 11/15/30(1)	50	39
Live Nation Entertainment, Inc. 144A 3.750%, 1/15/28(1)	50	48
ROBLOX Corp. 144A 3.875%, 5/1/30(1)	50	47
Sirius XM Radio LLC 144A 5.000%, 8/1/27(1)	50	50
Snap, Inc. 144A 6.875%, 3/1/33(1)	50	51
ZipRecruiter, Inc. 144A 5.000%, 1/15/30(1)	50	43
		325

Consumer Discretionary—16.6%
Acushnet Co. 144A 7.375%, 10/15/28(1)	50	52
Allison Transmission, Inc. 144A 5.875%, 6/1/29(1)	50	50
Amer Sports Co. 144A 6.750%, 2/16/31(1)	50	52
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	50	51
Crocs, Inc. 144A 4.125%, 8/15/31(1)	60	54
Dream Finders Homes, Inc. 144A 8.250%, 8/15/28(1)	50	52
FirstCash, Inc. 144A 6.875%, 3/1/32(1)	50	52
Group 1 Automotive, Inc. 144A 6.375%, 1/15/30(1)	50	51
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	50	50
LGI Homes, Inc. 144A 8.750%, 12/15/28(1)	50	52
Lithia Motors, Inc. 144A 4.375%, 1/15/31(1)	50	48
NCL Corp., Ltd. 144A 7.750%, 2/15/29(1)	50	53
Phinia, Inc. 144A 6.750%, 4/15/29(1)	50	52
Sonic Automotive, Inc. 144A 4.625%, 11/15/29(1)	50	49
Thor Industries, Inc. 144A 4.000%, 10/15/29(1)	50	47
TopBuild Corp. 144A 4.125%, 2/15/32(1)	50	46
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	30	30
		841

	Par Value	Value

Consumer Staples—4.1%
BellRing Brands, Inc. 144A 7.000%, 3/15/30(1)	$50	$ 52
Performance Food Group, Inc. 144A 5.500%, 10/15/27(1)	50	50
Post Holdings, Inc. 144A 6.250%, 2/15/32(1)	50	52
Turning Point Brands, Inc. 144A 7.625%, 3/15/32(1)	49	51
		205

Energy—6.1%
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	50	50
Matador Resources Co. 144A 6.500%, 4/15/32(1)	50	50
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	18	18
Rockies Express Pipeline LLC 144A 4.950%, 7/15/29(1)	50	49
Tidewater, Inc. 144A 9.125%, 7/15/30(1)	25	26
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	45	46
Valaris Ltd. 144A 8.375%, 4/30/30(1)	13	13
Venture Global LNG, Inc. 144A 9.500%, 2/1/29(1)	50	55
		307

Financials—19.4%
APH Somerset Investor 2 LLC 144A 7.875%, 11/1/29(1)	50	51
Ascent Resources Utica Holdings LLC 144A 6.625%, 10/15/32(1)	50	51
Bread Financial Holdings, Inc. 144A 9.750%, 3/15/29(1)	50	54
Freedom Mortgage Corp. 144A 12.000%, 10/1/28(1)	50	54
goeasy Ltd. 144A 6.875%, 5/15/30(1)	50	50
Hilcorp Energy I LP 144A 8.375%, 11/1/33(1)	50	52
Kinetik Holdings LP 144A 6.625%, 12/15/28(1)	50	51
Nationstar Mortgage Holdings, Inc. 144A 6.500%, 8/1/29(1)	50	51
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	50	51
PennyMac Financial Services, Inc. 144A 7.875%, 12/15/29(1)	50	53
	Par Value	Value

Financials—continued
PRA Group, Inc. 144A 8.875%, 1/31/30(1)	$50	$ 52
Rocket Cos., Inc.
144A 6.125%, 8/1/30(1)	26	26
144A 6.375%, 8/1/33(1)	26	27
Rocket Mortgage LLC 144A 3.625%, 3/1/29(1)	50	48
Ryan Specialty LLC 144A 5.875%, 8/1/32(1)	50	50
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	50	52
Standard Building Solutions, Inc. 144A 6.500%, 8/15/32(1)	50	51
UWM Holdings LLC 144A 6.625%, 2/1/30(1)	50	50
Viking Cruises Ltd. 144A 9.125%, 7/15/31(1)	50	54
Vistra Operations Co. LLC 144A 7.750%, 10/15/31(1)	50	53
		981

Health Care—4.0%
DaVita, Inc. 144A 6.875%, 9/1/32(1)	50	52
Hologic, Inc. 144A 3.250%, 2/15/29(1)	50	48
Insulet Corp. 144A 6.500%, 4/1/33(1)	49	51
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(1)	50	51
		202

Industrials—19.2%
ADT Security Corp. (The) 144A 4.875%, 7/15/32(1)	50	48
Advanced Drainage Systems, Inc. 144A 6.375%, 6/15/30(1)	50	51
APi Group DE, Inc. 144A 4.750%, 10/15/29(1)	50	49
Arcosa, Inc. 144A 6.875%, 8/15/32(1)	50	52
Axon Enterprise, Inc. 144A 6.125%, 3/15/30(1)	50	51
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	50	48
Boise Cascade Co. 144A 4.875%, 7/1/30(1)	50	49
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 7.500%, 2/1/32(1)	50	50
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	50	51
BWX Technologies, Inc. 144A 4.125%, 6/30/28(1)	50	49
CACI International, Inc. 144A 6.375%, 6/15/33(1)	15	15
See Notes to Financial Statements

Seix High Yield MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Industrials—continued
Clean Harbors, Inc. 144A 5.125%, 7/15/29(1)	$50	$ 49
Dycom Industries, Inc. 144A 4.500%, 4/15/29(1)	50	49
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	50	52
Herc Holdings, Inc. 144A 6.625%, 6/15/29(1)	50	51
Manitowoc Co., Inc. (The) 144A 9.250%, 10/1/31(1)	50	53
Masterbrand, Inc. 144A 7.000%, 7/15/32(1)	50	51
Ritchie Bros Holdings, Inc. 144A 7.750%, 3/15/31(1)	50	53
Roller Bearing Co. of America, Inc. 144A 4.375%, 10/15/29(1)	50	48
Vertiv Group Corp. 144A 4.125%, 11/15/28(1)	50	49
		968

Information Technology—6.9%
Amentum Holdings, Inc. 144A 7.250%, 8/1/32(1)	50	51
Ciena Corp. 144A 4.000%, 1/31/30(1)	50	47
Elastic N.V. 144A 4.125%, 7/15/29(1)	50	48
Entegris Escrow Corp. 144A 4.750%, 4/15/29(1)	50	49
Fair Isaac Corp. 144A 4.000%, 6/15/28(1)	50	49
PTC, Inc. 144A 4.000%, 2/15/28(1)	50	49
WESCO Distribution, Inc.
144A 6.625%, 3/15/32(1)	50	52
144A 6.375%, 3/15/33(1)	5	5
		350

Materials—8.0%
Cleveland-Cliffs, Inc. 144A 7.375%, 5/1/33(1)	45	42
FMG Resources August 2006 Pty Ltd. 144A 6.125%, 4/15/32(1)	50	51
Graphic Packaging International LLC 144A 6.375%, 7/15/32(1)	50	51
	Par Value	Value

Materials—continued
Hecla Mining Co. 7.250%, 2/15/28	$50	$ 50
Knife River Corp. 144A 7.750%, 5/1/31(1)	50	53
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(1)	50	51
Sealed Air Corp. 144A 6.875%, 7/15/33(1)	50	54
Smyrna Ready Mix Concrete LLC 144A 8.875%, 11/15/31(1)	50	53
		405

Real Estate—3.0%
Forestar Group, Inc. 144A 5.000%, 3/1/28(1)	50	49
Howard Hughes Corp. (The) 144A 5.375%, 8/1/28(1)	50	50
Iron Mountain, Inc. 144A 6.250%, 1/15/33(1)	50	51
		150

Utilities—3.1%
NRG Energy, Inc. 144A 6.250%, 11/1/34(1)	50	51
Talen Energy Supply LLC 144A 8.625%, 6/1/30(1)	50	54
Venture Global Plaquemines LNG LLC 144A 7.750%, 5/1/35(1)	48	52
		157

Total Corporate Bonds and Notes (Identified Cost $4,849)		4,891

Total Long-Term Investments—96.8% (Identified Cost $4,849)		4,891

TOTAL INVESTMENTS—96.8% (Identified Cost $4,849)		$4,891
Other assets and liabilities, net—3.2%		163
NET ASSETS—100.0%		$5,054

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $4,841 or 95.8% of net assets.

Country Weightings (Unaudited)†
United States	92%
Canada	3
Bermuda	2
Australia	1
Netherlands	1
Cayman Islands	1
Total	100%
† % of total investments as of June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix High Yield MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$4,891	$4,891
Total Investments	$4,891	$4,891
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Financial Statements

Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS
June 30, 2025
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—3.9%
Egypt—0.5%
African Export-Import Bank 144A 2.634%, 5/17/26(2)	$ 25	$ 24
South Korea—3.4%
Korea Gas Corp. RegS 2.000%, 7/13/31(3)	200	175
Total Foreign Government Securities (Identified Cost $195)		199

Corporate Bonds and Notes—94.7%
Angola —1.0%
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	50	49
Argentina—4.4%
Generacion Mediterranea S.A. 144A 11.000%, 11/1/31(2)(4)	39	23
MSU Energy S.A. 144A 9.750%, 12/5/30(2)	49	45
Telecom Argentina S.A.
144A 9.500%, 7/18/31(2)	24	25
144A 9.250%, 5/28/33(2)	26	26
Vista Energy Argentina SAU
144A 7.625%, 12/10/35(2)	18	17
RegS 7.625%, 12/10/35(3)	13	13
YPF Energia Electrica S.A. 144A 7.875%, 10/16/32(2)	36	35
YPF S.A. 144A 9.500%, 1/17/31(2)	38	40
		224

Brazil—12.2%
3R Lux S.a.r.l. 144A 9.750%, 2/5/31(2)	12	12
Ambipar Lux S.a.r.l. 144A 10.875%, 2/5/33(2)	18	17
Braskem Netherlands Finance B.V. 144A 4.500%, 1/31/30(2)	59	45
Centrais Eletricas Brasileiras S.A. 144A 6.500%, 1/11/35(2)	25	25
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(2)	33	34
CSN Resources S.A. 144A 4.625%, 6/10/31(2)	32	25
FORESEA Holding S.A. 144A 7.500%, 6/15/30(2)	39	37
FS Luxembourg S.a.r.l. 144A 8.875%, 2/12/31(2)	32	33
JBS USA Holding Lux S.a.r.l. 4.375%, 2/2/52	18	14
	Par Value(1)	Value

Brazil—continued
LD Celulose International GmbH 144A 7.950%, 1/26/32(2)	$ 18	$ 19
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)	26	20
Minerva Luxembourg S.A. 144A 8.875%, 9/13/33(2)	27	29
Movida Europe S.A. 144A 7.850%, 4/11/29(2)	33	31
OHI Group S.A. 144A 13.000%, 7/22/29(2)	40	42
Raizen Fuels Finance S.A. 144A 6.250%, 7/8/32(2)	39	39
Samarco Mineracao S.A. PIK 144A 9.500%, 6/30/31(2)(5)	54	53
Simpar Europe S.A. 144A 5.200%, 1/26/31(2)	48	39
Suzano Austria GmbH 3.750%, 1/15/31	55	51
Trident Energy Finance plc 144A 12.500%, 11/30/29(2)	19	19
Yinson Boronia Production B.V. 144A 8.947%, 7/31/42(2)	38	40
		624

Chile—2.5%
Banco de Chile 144A 2.990%, 12/9/31(2)	60	53
Banco de Credito e Inversiones S.A. 144A 7.500% (2)(6)	37	37
Cia Cervecerias Unidas S.A. 144A 3.350%, 1/19/32(2)	44	39
		129

China—9.7%
Alibaba Group Holding Ltd. 3.150%, 2/9/51	35	23
CK Hutchison International 24 II Ltd. 144A 4.750%, 9/13/34(2)	100	98
ENN Clean Energy International Investment Ltd. 144A 3.375%, 5/12/26(2)	50	49
Melco Resorts Finance Ltd. (Macau), RegS 5.375%, 12/4/29(3)	84	79
Sands China Ltd. (Macau) 5.400%, 8/8/28	100	100
Standard Chartered plc (Hong Kong), 144A 2.678%, 6/29/32(2)	115	101
	Par Value(1)	Value

China—continued
Tencent Holdings Ltd. 144A 2.390%, 6/3/30(2)	$ 50	$ 46
		496

Colombia—3.6%
AI Candelaria -Spain- S.A. 144A 5.750%, 6/15/33(2)	39	33
Banco Davivienda S.A. 144A 8.125%, 7/2/35(2)	38	38
Banco GNB Sudameris S.A. 144A 7.500%, 4/16/31(2)	26	26
Ecopetrol S.A. 7.375%, 9/18/43	22	18
Geopark Ltd. 144A 8.750%, 1/31/30(2)	31	27
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(2)	22	17
SierraCol Energy Andina LLC 144A 6.000%, 6/15/28(2)	27	25
		184

Czech Republic—2.3%
CPI Property Group S.A. RegS 6.000%, 1/27/32(3)	100EUR	120
Ghana—0.9%
Kosmos Energy Ltd. RegS 7.750%, 5/1/27(3)	50	44
Guatemala—0.7%
CT Trust 144A 5.125%, 2/3/32(2)	11	10
Investment Energy Resources Ltd. 144A 6.250%, 4/26/29(2)	28	28
		38

India—7.4%
Adani Electricity Mumbai Ltd. 144A 3.949%, 2/12/30(2)	150	134
Adani Renewable Energy RJ Ltd. 144A 4.625%, 10/15/39(2)	83	67
JSW Hydro Energy Ltd. 144A 4.125%, 5/18/31(2)	71	65
Shriram Finance Ltd. 144A 6.625%, 4/22/27(2)	50	51
Vedanta Resources Finance II plc
144A 10.875%, 9/17/29(2)	9	9
144A 9.475%, 7/24/30(2)	50	50
		376

Indonesia—5.0%
Freeport Indonesia PT RegS 5.315%, 4/14/32(3)	60	60
See Notes to Financial Statements

Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Indonesia—continued
Medco Bell Pte Ltd. RegS 6.375%, 1/30/27(3)	$ 100	$ 100
Minejesa Capital B.V. 144A 4.625%, 8/10/30(2)	99	96
		256

Israel—3.6%
Energean Israel Finance Ltd. 144A, RegS 5.875%, 3/30/31(2)(3)	13	12
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(2)(3)	145	143
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	30	29
		184

Kazakhstan—1.4%
KazMunayGas National Co. JSC
144A 3.500%, 4/14/33(2)	55	47
144A 5.750%, 4/19/47(2)	29	25
		72

Kuwait—1.0%
NBK Tier 1 Financing 2 Ltd. 144A 4.500% (2)(6)	50	50
Malaysia—0.8%
Petronas Capital Ltd. 144A 4.950%, 1/3/31(2)	13	13
Yinson Bergenia Production B.V. 144A 8.498%, 1/31/45(2)	26	26
		39

Mexico—5.9%
Banco Mercantil del Norte S.A.
144A 7.500%(2)(6)	49	49
RegS 5.750%, 10/4/31(3)	28	27
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.125%, 1/18/33(2)	14	13
Braskem Idesa SAPI 144A 6.990%, 2/20/32(2)	9	6
Cemex SAB de C.V.
144A 5.125%(2)(6)	34	34
144A 7.200%(2)(6)	30	30
Grupo Aeromexico SAB de C.V. 144A 8.625%, 11/15/31(2)	52	50
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(3)	34	31
Saavi Energia S.a.r.l. 144A 8.875%, 2/10/35(2)	18	19
	Par Value(1)	Value

Mexico—continued
Sitios Latinoamerica SAB de C.V. 144A 5.375%, 4/4/32(2)	$ 19	$ 19
Southern Copper Corp. 6.750%, 4/16/40	6	7
Tierra Mojada Luxembourg II S.a.r.l. 144A 5.750%, 12/1/40(2)	16	15
		300

Morocco—1.5%
OCP S.A. 144A 7.500%, 5/2/54(2)	79	79
Nigeria—2.8%
Access Bank plc 144A 6.125%, 9/21/26(2)	15	15
IHS Holding Ltd.
144A 7.875%, 5/29/30(2)	33	33
144A 8.250%, 11/29/31(2)	52	52
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(2)	46	46
		146

Panama—0.5%
Banco General S.A. 144A 5.250% (2)(6)	28	25
Peru—2.1%
Banco de Credito del Peru S.A.
144A 3.125%, 7/1/30(2)	50	50
144A 5.800%, 3/10/35(2)	25	25
144A 6.450%, 7/30/35(2)	6	6
Banco Internacional del Peru SAA Interbank 144A 4.000%, 7/8/30(2)	25	25
		106

Poland—1.6%
ORLEN S.A. 144A 6.000%, 1/30/35(2)	80	82
Saudi Arabia—3.1%
Acwa Power Management & Investments One Ltd. 144A 5.950%, 12/15/39(2)	102	101
EIG Pearl Holdings S.a.r.l. 144A 3.545%, 8/31/36(2)	67	59
		160

Singapore—0.2%
United Overseas Bank Ltd. (SOFR + 0.580%) 144A 4.994%, 4/2/28(2)(7)	10	10
South Africa—4.1%
Prosus N.V. RegS 3.061%, 7/13/31(3)	125	111
	Par Value(1)	Value

South Africa—continued
Sasol Financing USA LLC 4.375%, 9/18/26	$ 100	$ 98
		209

South Korea—0.4%
Hanwha Life Insurance Co., Ltd. 144A 6.300%, 6/24/55(2)	20	21
Taiwan—1.7%
TSMC Global Ltd. RegS 1.375%, 9/28/30(3)	100	86
Tanzania—2.0%
HTA Group Ltd. 144A 7.500%, 6/4/29(2)	100	102
Thailand—1.6%
Thaioil Treasury Center Co., Ltd. RegS 4.875%, 1/23/43(3)	100	81
Turkey—3.2%
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(2)	75	77
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(2)	50	52
Zorlu Enerji Elektrik Uretim AS 144A 11.000%, 4/23/30(2)	37	34
		163

Ukraine—1.5%
Metinvest B.V. 144A 7.750%, 10/17/29(2)	35	26
VF Ukraine PAT via VFU Funding plc 144A 9.625%, 2/11/27(2)	51	49
		75

United Arab Emirates—3.5%
Abu Dhabi National Energy Co. PJSC 144A 4.696%, 4/24/33(2)	100	99
DP World Ltd. 144A 4.700%, 9/30/49(2)	100	82
		181

Vietnam—1.3%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)	68	66
See Notes to Financial Statements

Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Zambia—1.2%
First Quantum Minerals Ltd.
144A 6.875%, 10/15/27(2)	$ 38	$ 38
144A 8.625%, 6/1/31(2)	24	25
		63

Total Corporate Bonds and Notes (Identified Cost $4,835)		4,840

Total Long-Term Investments—98.6% (Identified Cost $5,030)		5,039

TOTAL INVESTMENTS—98.6% (Identified Cost $5,030)		$5,039
Other assets and liabilities, net—1.4%		69
NET ASSETS—100.0%		$5,108

Abbreviations:
JSC	Joint Stock Company
LLC	Limited Liability Company
PIK	Payment-in-Kind Security
PJSC	Public Joint Stock Company
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Foreign Currencies:
EUR	Euro
Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $3,772 or 73.8% of net assets.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Security in default; interest payments are being received.
(5)	100% of the income received was in PIK.
(6)	No contractual maturity date.
(7)	Variable rate security. Rate disclosed is as of June 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Country Weightings (Unaudited)†
Brazil	12%
China	10
India	7
Mexico	6
Indonesia	5
Argentina	4
South Africa	4
Other	52
Total	100%
† % of total investments as of June 30, 2025.
Forward foreign currency exchange contracts as of June 30, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	113	EUR	104	CITI	07/11/25	$—	$(9)
Total						$—	$(9)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$199	$199
Corporate Bonds and Notes	4,840	4,840
Total Assets	5,039	5,039
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	(9)	(9)
Total Liabilities	(9)	(9)
Total Investments	$5,030	$5,030
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)
June 30, 2025
(Reported in thousands except shares and per share amounts)
	Newfleet ABS MACS	Newfleet CMBS MACS	Newfleet Floating Rate MACS	Newfleet High Yield MACS
Assets
Investment in securities at value(1)	$37,108	$19,548	$17,863	$21,410
Cash	1,053	1,222	648	208
Receivables
Investment securities sold	—	—	2,921	31
Dividends and interest	98	72	132	361
Receivable from adviser	29	25	32	22
Total assets	38,288	20,867	21,596	22,032
Liabilities
Payables
Investment securities purchased	—	—	306	75
Administration and accounting fees	21	19	20	19
Transfer agent and sub-transfer agent fees and expenses	3	1	2	1
Professional fees	27	25	33	33
Other accrued expenses	29	18	24	20
Unrealized depreciation on unfunded loan commitments(2)	—	—	—(a)	—
Total liabilities	80	63	385	148
Net Assets	$38,208	$20,804	$21,211	$21,884
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$38,131	$20,970	$21,704	$22,568
Accumulated earnings (loss)	77	(166)	(493)	(684)
Net Assets	$38,208	$20,804	$21,211	$21,884
Net Assets:
Shares Outstanding (unlimited number of shares authorized, no par value)	3,806,294	2,068,774	2,134,444	2,211,915
Net Asset Value and Redemption Price Per Share	$10.04	$10.06	$9.94	$9.89
(1) Investment in securities at cost	$37,003	$19,521	$17,981	$21,556
(2) See Schedule of Investments for schedule of unfunded loan commitments.

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
June 30, 2025
(Reported in thousands except shares and per share amounts)
	Newfleet RMBS MACS	Seix High Yield MACS	Stone Harbor EMD MACS
Assets
Investment in securities at value(1)	$45,704	$4,891	$5,039
Cash	1,898	152	115
Receivables
Investment securities sold	—	3	66
Dividends and interest	155	90	73
Receivable from adviser	30	5	15
Total assets	47,787	5,141	5,308
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	—	—	9
Payables
Investment securities purchased	686	28	127
Administration and accounting fees	23	16	16
Transfer agent and sub-transfer agent fees and expenses	3	—(a)	—(a)
Professional fees	24	32	33
Other accrued expenses	35	11	15
Total liabilities	771	87	200
Net Assets	$47,016	$5,054	$5,108
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$49,087	$5,036	$5,105
Accumulated earnings (loss)	(2,071)	18	3
Net Assets	$47,016	$5,054	$5,108
Net Assets:
Shares Outstanding (unlimited number of shares authorized, no par value)	4,666,529	503,591	510,494
Net Asset Value and Redemption Price Per Share	$10.08	$10.04	$10.01
(1) Investment in securities at cost	$45,529	$4,849	$5,030

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7)
FOR THE PERIOD FEBRUARY 5, 2025 THROUGH June 30, 2025
($ reported in thousands)
	Newfleet ABS MACS(1)	Newfleet CMBS MACS(1)	Newfleet Floating Rate MACS(1)	Newfleet High Yield MACS(1)
Investment Income
Dividends	$—	$—	$14	$—
Interest	834	606	484	704
Total investment income	834	606	498	704
Expenses
Administration and accounting fees	30	24	28	24
Transfer agent fees and expenses	7	4	5	4
Custodian fees	4	2	3	4
Printing fees and expenses	5	4	5	4
Professional fees	41	36	50	43
Interest expense and/or commitment fees	—	—	3	—
Registration fees	4	3	3	2
Trustees’ fees and expenses	14	8	12	8
Miscellaneous expenses	3	2	2	2
Total expenses	108	83	111	91
Less net expenses reimbursed and/or waived by investment adviser	(107)	(82)	(107)	(90)
Net expenses	1	1	4	1
Net investment income (loss)	833	605	494	703
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	10	(35)	(286)	(94)
Net increase from payment by affiliate	—	4	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	105	27	(118)	(146)
Net realized and unrealized gain (loss) on investments	115	(4)	(404)	(240)
Net increase (decrease) in net assets resulting from operations	$948	$601	$90	$463

(1)	Inception date February 05, 2025.
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Continued)
FOR THE PERIOD FEBRUARY 5, 2025 THROUGH June 30, 2025
($ reported in thousands)
	Newfleet RMBS MACS(1)	Seix High Yield MACS(1)	Stone Harbor EMD MACS(1)
Investment Income
Interest	$1,117	$121	$136
Total investment income	1,117	121	136
Expenses
Administration and accounting fees	34	17	17
Transfer agent fees and expenses	8	1	1
Custodian fees	3	4	10
Printing fees and expenses	6	2	1
Professional fees	43	32	34
Registration fees	5	1	1
Trustees’ fees and expenses	18	2	2
Miscellaneous expenses	3	2	—(a)
Total expenses	120	61	66
Less net expenses reimbursed and/or waived by investment adviser	(119)	(61)	(66)
Net expenses	1	—(a)	—(a)
Net investment income (loss)	1,116	121	136
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(18)	(28)	(6)
Foreign currency transactions	—	—	—(a)
Forward foreign currency exchange contracts	—	—	1
Net change in unrealized appreciation (depreciation) on:
Investments	175	42	9
Foreign currency transactions	—	—	—(a)
Forward foreign currency exchange contracts	—	—	(9)
Net realized and unrealized gain (loss) on investments	157	14	(5)
Net increase (decrease) in net assets resulting from operations	$1,273	$135	$131

(a)	Amount is less than $500 (not in thousands).
(1)	Inception date February 05, 2025.
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)
	Newfleet ABS MACS	Newfleet CMBS MACS
	From Inception February 5, 2025 to June 30, 2025	From Inception February 5, 2025 to June 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$833	$605
Net realized gain (loss)	10	(35)
Net increase from payment by affiliate	—	4
Net change in unrealized appreciation (depreciation)	105	27
Increase (decrease) in net assets resulting from operations	948	601
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains	(805)	(475)
Total dividends and distributions to shareholders	(805)	(475)
Change in Net Assets from Capital Transactions (See Note 6)
Increase (decrease) in net assets from capital transactions	38,065	20,678
Net increase (decrease) in net assets	38,208	20,804
Net Assets
Beginning of period	—	—
End of Period	$38,208	$20,804
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	Newfleet Floating Rate MACS	Newfleet High Yield MACS
	From Inception February 5, 2025 to June 30, 2025	From Inception February 5, 2025 to June 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$494	$703
Net realized gain (loss)	(286)	(94)
Net change in unrealized appreciation (depreciation)	(118)	(146)
Increase (decrease) in net assets resulting from operations	90	463
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains	(355)	(688)
Total dividends and distributions to shareholders	(355)	(688)
Change in Net Assets from Capital Transactions (See Note 6)
Increase (decrease) in net assets from capital transactions	21,476	22,109
Net increase (decrease) in net assets	21,211	21,884
Net Assets
Beginning of period	—	—
End of Period	$21,211	$21,884
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	Newfleet RMBS MACS	Seix High Yield MACS
	From Inception February 5, 2025 to June 30, 2025	From Inception February 5, 2025 to June 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$1,116	$121
Net realized gain (loss)	(18)	(28)
Net change in unrealized appreciation (depreciation)	175	42
Increase (decrease) in net assets resulting from operations	1,273	135
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains	(906)	(117)
Total dividends and distributions to shareholders	(906)	(117)
Change in Net Assets from Capital Transactions (See Note 6)
Increase (decrease) in net assets from capital transactions	46,649	5,036
Net increase (decrease) in net assets	47,016	5,054
Net Assets
Beginning of period	—	—
End of Period	$47,016	$5,054
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
Stone Harbor EMD MACS
From Inception February 5, 2025 to June 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$136
Net realized gain (loss)	(5)
Net change in unrealized appreciation (depreciation)	—(a)
Increase (decrease) in net assets resulting from operations	131
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains	(128)
Total dividends and distributions to shareholders	(128)
Change in Net Assets from Capital Transactions (See Note 6)
Increase (decrease) in net assets from capital transactions	5,105
Net increase (decrease) in net assets	5,108
Net Assets
Beginning of period	—
End of Period	$5,108

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

Newfleet ABS MACS
2/5/25(8) to 6/30/25	$10.00	0.22	0.03	0.25	(0.21)	(0.21)	—	0.04	$10.04	2.52%	$38,208	0.01%	0.71%	5.46%	14%

Newfleet CMBS MACS
2/5/25(8) to 6/30/25	10.00	0.27	—	0.27	(0.21)	(0.21)	— (9)	0.06	10.06	2.69	20,804	0.01	0.90	6.63	27

Newfleet Floating Rate MACS
2/5/25(8) to 6/30/25	10.00	0.17	(0.09)	0.08	(0.14)	(0.14)	—	(0.06)	9.94	0.77	21,211	0.03	0.94	4.20	37

Newfleet High Yield MACS
2/5/25(8) to 6/30/25	10.00	0.31	(0.12)	0.19	(0.30)	(0.30)	—	(0.11)	9.89	1.99	21,884	0.01	1.02	7.96	20

Newfleet RMBS MACS
2/5/25(8) to 6/30/25	10.00	0.23	0.04	0.27	(0.19)	(0.19)	—	0.08	10.08	2.70	47,016	0.01	0.63	5.83	8

Seix High Yield MACS
2/5/25(8) to 6/30/25	10.00	0.24	0.03	0.27	(0.23)	(0.23)	—	0.04	10.04	2.79	5,054	0.01	3.10	6.12	16

Stone Harbor EMD MACS
2/5/25(8) to 6/30/25	10.00	0.27	(0.01)	0.26	(0.25)	(0.25)	—	0.01	10.01	2.68	5,108	0.01	3.33	6.82	12

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Inception date.
(9)	Amount is less than $0.005 per share.
See Notes to Financial Statements

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2025
Note 1. Organization
Virtus Managed Account Completion Shares (MACS) Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, 7 funds (each a “Fund” or collectively, the “Funds”) of the Trust are offered for sale, which are reported in these financial statements. Each Fund has a distinct investment objective and all of the Funds are diversified. There is no guarantee that a Fund will achieve its objective(s).
There are no sales charges or distribution and service (Rule 12b-1) fees applicable to the Funds’ shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds’ are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

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NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025
I.	Interest-Only and Principal-Only Securities
Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.
J.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rate is generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under Master Securities Lending Agreements (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of June 30, 2025, none of the Funds were lending under the agreement with BNY.
L.	Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025
accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives and securities sold short”.
During the year ended June 30, 2025, each Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at June 30, 2025:

Statement Line Description	Primary Risk	Stone Harbor EMD MACS
Liability Derivatives
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	$(9)
Total Liabilities		$(9)
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Operations for the fiscal year ended June 30, 2025:
Statement Line Description	Primary Risk	Stone Harbor EMD MACS
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	Foreign currency contracts	$1
Total		$1
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	Foreign currency contracts	$(9)
Total		$(9)
The quarterly average values (unless otherwise specified) of the derivatives held by the Funds in the table shown below indicate the volume of derivative activity for each applicable Fund for the period ended June 30, 2025.
Stone Harbor EMD MACS
Forward Foreign Currency Exchange Sale Contracts(1)	$112
(1)	Average premium amount.
B.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025
fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
C.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Fund as of June 30, 2025:

At June 30, 2025, the Fund’s derivative assets and liabilities (by type) are as follows:
	Stone Harbor EMD MACS
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$—	$9
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$9
Derivatives not subject to a MNA or similar agreement	—	—
Total assets and liabilities subject to a MNA	$—	$9

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Fund as of June 30, 2025:
Stone Harbor EMD MACS
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Citigroup Global Markets	$9	$—	$—	$—	$9
Total	$9	$—	$—	$—	$9
(1) These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, LLC (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
The Adviser does not charge a management fee to the Funds.
B.	Subadvisers
The subadvisers who manage the investments of each Fund do not charge a subadvisory fee. A list of the subadvisers and the Funds they serve as of the end of the year is as follows:

Fund	Subadviser
Newfleet ABS MACS	Newfleet(1)
Newfleet CMBS MACS	Newfleet(1)
Newfleet Floating Rate MACS	Newfleet(1)
Newfleet High Yield MACS	Newfleet(1)
Newfleet RMBS MACS	Newfleet(1)
Seix High Yield MACS	Seix(2)
Stone Harbor EMD MACS	Stone Harbor(3)
(1)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers LLC (“VFIA”), an indirect wholly-owned subsidiary of Virtus.
(2)	Seix Investment Advisors, LLC (“Seix”), a division of VFIA.
(3)	Stone Harbor Investment Partners (“SHIP”), a division of VFIA.
C.	Expense Limitations
Each Fund’s subadviser has contractually agreed to limit the respective Fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.00% indefinitely. Only the Funds’ Board may modify or terminate the expense limitation agreement.
D.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. For the period ended June 30, 2025, the Funds did not incur distribution fees.
E.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended June 30, 2025, the Funds incurred administration fees totaling $65 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the year ended June 30, 2025, the Funds incurred transfer agent fees totaling $29 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025
F.	Affiliated Shareholders
At June 30, 2025, Virtus and its affiliates held significant shares of the following Funds, which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
Newfleet ABS MACS	2,342,776	$23,521
Newfleet CMBS MACS	1,398,123	14,065
Newfleet Floating Rate MACS	1,191,699	11,845
Newfleet High Yield MACS	959,189	9,486
Newfleet RMBS MACS	3,277,588	33,038
Seix High Yield MACS	500,000	5,020
Stone Harbor EMD MACS	500,000	5,005
G.	Payment from Affiliates
During the year ended June 30, 2025, the Newfleet CMBS MACS was reimbursed $4 by the Adviser for losses incurred due to an investment limitation error during the period.
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the year ended June 30, 2025, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the year ended June 30, 2025, were as follows:
	Purchases	Sales
Newfleet ABS MACS	$5,245	$7,736
Newfleet CMBS MACS	6,458	5,905
Newfleet Floating Rate MACS	9,017	21,869
Newfleet High Yield MACS	4,302	4,928
Newfleet RMBS MACS	3,918	10,057
Seix High Yield MACS	5,635	753
Stone Harbor EMD MACS	5,568	571
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	Newfleet ABS MACS		Newfleet CMBS MACS		Newfleet Floating Rate MACS		Newfleet High Yield MACS
	From Inception February 5, 2025 to June 30, 2025		From Inception February 5, 2025 to June 30, 2025		From Inception February 5, 2025 to June 30, 2025		From Inception February 5, 2025 to June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Composite Class
Shares sold	3,970	$39,700	2,374	$23,723	3,508	$35,080	2,353	$23,477
Reinvestment of distributions	80	805	47	475	35	353	70	689
Shares repurchased	(244)	(2,440)	(352)	(3,520)	(1,409)	(13,957)	(211)	(2,057)
Net Increase / (Decrease)	3,806	$38,065	2,069	$20,678	2,134	$21,476	2,212	$22,109

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025
	Newfleet RMBS MACS		Seix High Yield MACS		Stone Harbor EMD MACS
	From Inception February 5, 2025 to June 30, 2025		From Inception February 5, 2025 to June 30, 2025		From Inception February 5, 2025 to June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Composite Class
Shares sold	5,189	$51,887	504	$5,035	510	$5,103
Reinvestment of distributions	90	906	—(1)	1	—(1)	2
Shares repurchased	(612)	(6,144)	—	—	—	—
Net Increase / (Decrease)	4,667	$46,649	504	$5,036	510	$5,105
(1)	Amount is less than 500 shares (not in thousands).
Note 7. Purchases and Redemption In-kind
(reported in thousands)
As of the close of business on February 5, 2025, Virtus Newfleet Multi-Sector Intermediate Bond Series (“Newfleet Multi-Sector Intermediate Bond Series”), Virtus Tactical Allocation Fund (“Tactical Allocation Fund”) and Virtus Tactical Allocation Series (“Tactical Allocation Series”) each settled purchases of shares of Newfleet ABS MACS, Newfleet CMBS MACS, Newfleet Floating Rate MACS, Newfleet High Yield MACS, and Newfleet RMBS MACS by delivering portfolio securities and other assets in exchange for shares of Newfleet ABS MACS, Newfleet CMBS MACS, Newfleet Floating Rate MACS, Newfleet High Yield MACS, and Newfleet RMBS MACS. The following table is a summary of the value of such securities and other assets that were transferred in-kind along with the shares received:
Virtus Newfleet ABS MACS
Fund Name	Securities Market Value and Other Assets Delivered	Shares Received
Newfleet Multi-Sector Intermediate Bond Series	$12,247	1,225
Tactical Allocation Fund	24,783	2,478
Tactical Allocation Series	2,600	260
	$39,630	3,963

Virtus Newfleet CMBS MACS
Fund Name	Securities Market Value and Other Assets Delivered	Shares Received
Newfleet Multi-Sector Intermediate Bond Series	$4,381	438
Tactical Allocation Fund	13,046	1,305
Tactical Allocation Series	1,470	147
	$18,897	1,890

Virtus Newfleet Floating Rate MACS
Fund Name	Securities Market Value and Other Assets Delivered	Shares Received
Newfleet Multi-Sector Intermediate Bond Series	$10,485	1,048
Tactical Allocation Fund	18,582	1,858
Tactical Allocation Series	1,857	186
	$30,924	3,092

Virtus Newfleet High Yield MACS
Fund Name	Securities Market Value and Other Assets Delivered	Shares Received
Newfleet Multi-Sector Intermediate Bond Series	$11,372	1,137
Tactical Allocation Fund	10,207	1,021

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025
Virtus Newfleet High Yield MACS
Fund Name	Securities Market Value and Other Assets Delivered	Shares Received
Tactical Allocation Series	1,033	103
	$22,612	2,261

Virtus Newfleet RMBS MACS
Fund Name	Securities Market Value and Other Assets Delivered	Shares Received
Newfleet Multi-Sector Intermediate Bond Series	$10,548	1,055
Tactical Allocation Fund	37,265	3,726
Tactical Allocation Series	4,021	402
	$51,834	5,183
For U.S. GAAP purposes, the securities and other assets transferred were recorded at market value, and the historical cost basis of the assets transferred was not carried forward to the funds. For federal income tax purposes, the transfers were recorded at the historical cost basis of the assets transferred (see Note 13. Federal Income Tax information).
Note 8. 10% Shareholders
As of June 30, 2025, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Newfleet ABS MACS	93%	2
Newfleet CMBS MACS	93	2
Newfleet Floating Rate MACS	94	2
Newfleet High Yield MACS	95	2
Newfleet RMBS MACS	92	2
Seix High Yield MACS	99	1
Stone Harbor EMD MACS	98	1
*	Includes affiliated shareholder account(s).
Note 9. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025
the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. The Fund is unable to receive and repatriate proceeds and/or interest payments due to U.S. and Russian sanctions related to the Russia/Ukraine war.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of the Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Changes in interest rates may cause both extension and prepayment risks for both mortgage and asset-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the fund.
CMBS are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages, particularly during periods of economic downturn. CMBS are subject to a greater degree of prepayment and extension risk than many other forms of fixed income investments and therefore react differently to changes in interest rates than other bonds, and the prices of CMBS may reflect adverse economic and market conditions.
Please refer to the Funds’ prospectus, which contains additional information about each Fund and its risks.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
	Sector	Percentage of Total Investments
Newfleet High Yield MACS	Financials	26%
Note 10.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 11. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At June 30, 2025, the Funds did not hold any securities that were restricted.
Note 12. Redemption Facility
($ reported in thousands)

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended, (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 3, 2025. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. Each Fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a SOFR or the Fed Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended June 30, 2025, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations.
The following Fund had outstanding loans during the year. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Newfleet Floating Rate MACS	$3	$1,213	5.43%	16
Note 13. Federal Income Tax Information
($ reported in thousands)
For federal income tax purposes, the securities and other assets transferred in-kind (see Note 7. Purchases and Redemption In-Kind) were recorded at the historical cost basis of the assets transferred.
At June 30, 2025, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Newfleet ABS MACS	$ 37,042	$313	$ (247)	$ 66
Newfleet CMBS MACS	19,607	141	(200)	(59)
Newfleet Floating Rate MACS	18,118	76	(331)	(255)
Newfleet High Yield MACS	21,846	462	(898)	(436)
Newfleet RMBS MACS	47,345	114	(1,755)	(1,641)
Seix High Yield MACS	4,849	56	(14)	42
Stone Harbor EMD MACS	5,021	70	(61)	9
The Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended June 30, 2025, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Newfleet ABS MACS	$—	$1
Newfleet CMBS MACS	25	99
Newfleet Floating Rate MACS	134	213
Newfleet High Yield MACS	63	188
Newfleet RMBS MACS	2	433
Seix High Yield MACS	28	—
Stone Harbor EMD MACS	6	—
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
Fund	Undistributed Ordinary Income	Capital Loss Deferred
Newfleet ABS MACS	$12	$ 1
Newfleet CMBS MACS	17	124
Newfleet Floating Rate MACS	109	347
Newfleet High Yield MACS	3	251
Newfleet RMBS MACS	4	435

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025
Fund	Undistributed Ordinary Income	Capital Loss Deferred
Seix High Yield MACS	$4	$28
Stone Harbor EMD MACS	—	6
The differences between the book and tax basis of distributable earnings relate principally to the different cost basis of the assets transferred and the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income	Total
Newfleet ABS MACS
6/30/25	$ 805	$805
Newfleet CMBS MACS
6/30/25	475	475
Newfleet Floating Rate MACS
6/30/25	355	355
Newfleet High Yield MACS
6/30/25	688	688
Newfleet RMBS MACS
6/30/25	906	906
Seix High Yield MACS
6/30/25	117	117
Stone Harbor EMD MACS
6/30/25	128	128
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing cost basis and treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 14. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 15. Recent Accounting Pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. For the year ended June 30, 2025, the Funds did not pay any income taxes. As a result, enhanced income tax disclosures are not applicable for the Funds.
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Managed Account Completion Shares (MACS) Trust and Shareholders of Virtus Newfleet ABS MACS, Virtus Newfleet CMBS MACS, Virtus Newfleet Floating Rate MACS, Virtus Newfleet High Yield MACS, Virtus Newfleet RMBS MACS, Virtus Seix High Yield MACS and Virtus Stone Harbor EMD MACS
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Newfleet ABS MACS, Virtus Newfleet CMBS MACS, Virtus Newfleet Floating Rate MACS, Virtus Newfleet High Yield MACS, Virtus Newfleet RMBS MACS, Virtus Seix High Yield MACS and Virtus Stone Harbor EMD MACS (seven of the funds constituting Virtus Managed Account Completion Shares (MACS) Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2025, the related statements of operations and the statements of changes in net assets, including the related notes, and the financial highlights for period February 5, 2025 (inception date) through June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for the period February 5, 2025 (inception date) through June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
August 21, 2025
We have served as the auditor of one or more of the investment companies in the Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
OTHER INFORMATION June 30, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
For the year ended June 30, 2025, the Funds incurred independent Trustee’s fees totaling $61 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS NEWFLEET ABS MACS, VIRTUS NEWFLEET CMBS MACS, VIRTUS NEWFLEET FLOATING RATE MACS, VIRTUS NEWFLEET HIGH YIELD MACS, VIRTUS NEWFLEET RMBS MACS, VIRTUS SEIX HIGH YIELD MACS, AND VIRTUS STONE HARBOR EMD MACS (the “FUNDS”) BY THE BOARD OF TRUSTEES
The Board of Trustees (the “Board”) of Virtus Managed Account Completion Shares (MACS) Trust (the “Trust”) is responsible for determining whether to approve the establishment and continuation of the advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, LLC (f/k/a Virtus Investment Advisers, Inc.) (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Agreements”) among the Trust, VIA, and each of (1) Virtus Fixed Income Advisers, LLC (“VFIA”), operating through its division Newfleet Asset Management (“Newfleet”), with respect to Virtus Newfleet ABS MACS, Virtus Newfleet CMBS MACS, Virtus Newfleet Floating Rate MACS, Virtus Newfleet High Yield MACS, and Virtus Newfleet RMBS MACS; (2) VFIA, operating through its division Seix Investment Advisors (“Seix”), with respect to Virtus Seix High Yield MACS; and (3) VFIA, operating through its division Stone Harbor Investment Partners (“Stone Harbor”), with respect to Virtus Stone Harbor EMD MACS (each of Newfleet, Seix and Stone Harbor, a “Subadviser” and collectively, the “Subadvisers”). At a meeting held on November 18, 2024 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), authorized the appointment of VIA as adviser to the Funds and each of Newfleet, Seix and Stone Harbor as subadviser to the applicable Fund(s), and considered and approved the establishment of the Agreements, as further discussed below.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the applicable Subadviser that, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the approval of each applicable Agreement would be in the best interests of the Funds and their respective shareholders. The Board noted the affiliation of each of the Subadvisers with VIA and any potential conflicts of interest.
The Board was separately advised by legal counsel throughout the process. For each Agreement, the Board considered each of the relevant factors with respect to the applicable Fund and its shareholders. In their deliberations, the Trustees considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposals in private sessions at which no representatives of management were present.
In considering whether to approve the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services to be provided to the Funds by VIA and the Subadviser; (b) information regarding the expected investors in the Fund and the role of the Fund in such investors’ portfolios (which would be separate accounts managed by the Subadviser or its affiliates), and how that would affect the manner in which the Fund was expected to be managed; (c) that each Fund would bear no advisory or subadvisory fees; (d) that there would be no profitability to VIA and its affiliates under the proposed Agreements; (e) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the Subadvisers’ relationship with the Funds); (f) possible conflicts of interest; and (g) the terms of the Agreements.

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
OTHER INFORMATION (Continued)
June 30, 2025
Nature, Extent and Quality of Services
The Trustees received in advance of the Meeting information provided by VIA and each Subadviser, including completed questionnaires concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures. In considering the Advisory Agreement with VIA, the Board considered that VIA would be responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining, or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board also considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor the subadviser(s); (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s expected supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA were expected to serve as administrator, transfer agent and distributor of the Funds. The Trustees also took into account their knowledge of VIA’s management and the quality of the performance of its duties with respect to the Virtus Funds through meetings of the Virtus Funds Board, discussions and reports to the Virtus Funds’ Board during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services to be provided by each of the Subadvisers, the Trustees considered information provided to the Board by each Subadviser, as well as information provided throughout the past year to the Virtus Funds’ Board with respect to those funds. With respect to the Subadvisory Agreements, the Board noted that each Subadviser would provide portfolio management, compliance with the respective Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the respective Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectuses and statement of additional information. In considering approval of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services expected to be provided by VIA and each Subadviser to the applicable Fund(s) were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the applicable Fund(s).
Investment Performance
Because the Funds had not commenced operations, the Board could not evaluate prior investment performance for the Funds. Further, the Board noted that due to the nature of the Funds’ investment portfolios representing segments of particular asset class sectors that were expected to serve particular roles in investors’ overall separate account portfolios, they were unlikely to bear a meaningful similarity to market indexes or even to other funds or accounts. Investment performance was therefore not a material factor in the Board’s approval of the Agreements.
Management Fees and Total Expenses
The Board considered that the Funds would not bear advisory or subadvisory fees and, with the exception of certain expenses excluded (including front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses and dividend expenses, if any), each Fund’s total expenses would be reimbursed by the Fund’s Subadviser.
Projected Profitability
The Board also considered that since the Adviser would not charge an advisory fee, and that, with the exception of the expenses listed above as being excluded, the Subadvisers would reimburse the total expenses for each Fund, there would be no direct profitability to the Adviser or Subadvisers from the Funds. However, the Board noted that affiliates of the Adviser and Subadvisers would be paid for providing other services to the Funds, such as transfer agency and administrative services (which fees would be reimbursed to the Funds by their Subadvisers under the expense limitation arrangements). In addition to the fees paid to the Adviser’s and Subadvisers’ affiliates, the Board considered any other benefits derived by the Adviser, the Subadvisers or their affiliates from their relationships with the Funds. In this regard, the Board noted that the existence of the Funds would allow the Subadvisers and their affiliates to offer retail separately managed accounts in certain fixed income strategies that may otherwise not be feasible. The Board concluded that the profitability to the Adviser, the Subadviser and their affiliates from the Funds was reasonable in light of the quality of the services rendered to the Funds by such entities.

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
OTHER INFORMATION (Continued)
June 30, 2025
Economies of Scale
The Board received and discussed information concerning whether VIA should be expected to realize economies of scale as the Funds’ assets grow. The Board took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, and noted that expense limitations of 0.00% of each Fund’s net assets (with certain excluded categories of expenses noted above) were expected to be implemented for each Fund. The Board also took into account the expected size of the Funds. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to be materially higher than anticipated, particularly in relationship to certain fixed costs.
Based upon the expense structure of the Funds and the expected use of the Funds within certain separately managed accounts, the Board concluded that the potential for economies of scale in the Adviser’s and Subadvisers’ management of the Funds was not a material factor in the approval of the Agreements at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadvisers and their affiliates from their relationships with the Funds. Among them, the Board recognized that an affiliate of VIA and the Subadvisers would provide administrative and transfer agency services to the Funds. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the applicable Agreements, but that the existence of the Funds would allow the Subadvisers and their affiliates to offer retail separately managed accounts in certain fixed income strategies that may otherwise not be feasible.
The Board also considered that there may be certain indirect or ancillary benefits that may accrue to VIA and the Subadvisers and their affiliates, including, but not limited to: (a) the ability to leverage relationships with service providers to obtain more favorable terms or rates, (b) reputational benefits, (c) the receipt of research products and services acquired through commissions paid on portfolio transactions, and (d) the potential to attract other business.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement was in the best interests of each Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to each Fund.

VIRTUS MANAGED ACCOUNT COMPLETION SHARES (MACS) TRUST
TAX INFORMATION NOTICE (Unaudited)
June 30, 2025
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2026, the Funds will notify applicable shareholders of amounts for use in preparing 2025 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended June 30, 2025, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
Long-Term Capital Gain Distributions ($)
Newfleet ABS MACS	$ 0
Newfleet CMBS MACS	0
Newfleet Floating Rate MACS	0
Newfleet High Yield MACS	0
Newfleet RMBS MACS	0
Seix High Yield MACS	0
Stone Harbor EMD MACS	0

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VIRTUS MANAGED ACCOUNT COMPLETION SHARES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
George R. Aylward, Chair
Connie D. McDaniel
Donald C. Burke
R. Keith Walton
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8671	08-25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7a.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7a.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7a.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to the Other Information Section in Item 7a.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation. [Applies to listed companies only]

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Managed Account Completion Shares (MACS) Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	8/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	8/29/2025

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer, and Treasurer
(principal financial officer)

Date	8/29/2025

*	Print the name and title of each signing officer under his or her signature.